Liquidity risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregated time bands [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	€ 107,249	€ 36,928	€ 23,097
Trade payables	15,670	13,400	9,712
Other current liabilities	1,741	794	1,345
Total	124,660	51,122	34,154
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	14,331	6,050	4,691
Trade payables	15,670	13,400	9,712
Other current liabilities	1,741	794	1,345
Total	31,742	20,244	15,748
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	37,933	10,787	10,989
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	37,933	10,787	10,989
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	22,286	7,471	4,187
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	22,286	7,471	4,187
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	32,699	12,620	3,230
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 32,699	€ 12,620	€ 3,230